NATURE OF OPERATIONS AND BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	NATURE OF OPERATIONS AND BASIS OF PREPARATION

Catalyst Paper Corporation, together with its subsidiaries and partnership (collectively, the “company”) is a specialty mechanical printing papers and newsprint producer in North America. The company operates in three business segments.

Specialty printing papers	–	Manufacture and sale of mechanical specialty printing papers
Newsprint	–	Manufacture and sale of newsprint
Pulp	–	Manufacture and sale of long-fibre Northern Bleached Softwood Kraft (“NBSK”) pulp

The business segments of the company are strategic business units that offer different products. They are managed separately because each business requires different technology, capital expenditures, labour expertise and marketing strategies. Each segment is a significant component of the company’s sales and operating earnings. The company owns and operates three manufacturing facilities located in the province of British Columbia (B.C.), Canada. Inter-segment sales consist of pulp transfers at market prices. The primary market for the company’s paper products is North America. The primary markets for the company’s pulp products are Asia and Australasia.

Creditor protection proceedings

Catalyst Paper Corporation and all of its subsidiaries and partnership successfully emerged from creditor protection proceedings under the Companies’ Creditors Arrangement Act (CCAA) and Chapter 15 of Title 11 of the US Bankruptcy Code on September 13, 2012. The implementation of a plan of arrangement (Plan) and the application of fresh start accounting materially changed the carrying amounts and classifications reported in the company’s financial statements, and resulted in the company effectively becoming a new entity for financial reporting purposes. Accordingly, the company’s consolidated financial statements for periods prior to September 30, 2012 are not comparable to consolidated financial statements prepared for periods subsequent to September 30, 2012. References to Successor or Successor company refer to the company on or after September 30, 2012, and references to Predecessor or Predecessor company refer to the company prior to September 30, 2012. For additional information on the company’s emergence from creditor protection proceedings, see note 5, Creditor protection proceedings related disclosures.